Interest expense and other finance costs	12 Months Ended
Dec. 31, 2021
Interest expense and other finance costs
Interest expense and other finance costs
17	Interest expense and other finance costs

	2021	2020
	$	$
Interest expense on loans	3,181	4,046
Interest cost on decommissioning liability	471	547
Other interest	294	—
Interest income	(301)	(300)
	3,645	4,293